Stock-Based Compensation (Narrative) (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	250,000	250,000
Options issued		30,151	33,352
Options exercised
Option exercise price		$ 21.70	$ 19.32
Options exercisable	11,117	11,117
Options weighted average remaining contractual term		6 years 3 months 11 days
Option vesting period		3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense		$ 100,000
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 209,000	$ 209,000
Compensation expense period for recognition		36 months
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 222,000	$ 222,000
Compensation expense period for recognition	36 months